SUBSEQUENT EVENTS	12 Months Ended
Sep. 30, 2022
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS [Text Block]

13. SUBSEQUENT EVENTS

On November 13, 2022, the Company entered into an ICA whereby the contractor was engaged to serve as the Chief Medical Officer of the Company effective December 1, 2022. The Company agreed to pay a signing bonus of US$35,000 upon the execution of the ICA and a fee of US$205,000 annually, payable in monthly installments. The Company also agreed to reimburse for reasonable and approved expenses arising in connection with the performance of the services. The services will continue for an initial term of one year unless sooner terminated. The ICA can be terminated by the Company providing one month written notice, the contractor providing three months' written notice or by mutual written agreement. At the end of the initial term, the ICA will automatically be extended for additional one-year period(s) unless the Company provides the contractor with 30 days written notice. In connection with the ICA, the Company granted 300,000 options with an exercise price of $1.65 per share, expire on December 1, 2027 and vest as follows: 25% on the first anniversary of the grant date, 25% on the second anniversary of the grant date, 25% on the third anniversary of the grant date, and 25% on the fourth anniversary of the grant date.

On December 1, 2022, the Company issued 1,100,000 RSUs to the directors of the Company. These RSUs vest on an annual basis over a period of four years commencing on December 1, 2022 and expiring on December 1, 2027.

On December 1, 2022, the Company and a consultant mutually agreed to cancel 80,000 options that were previously granted on April 28, 2021 (see Note 6).

On December 2, 2022, the Company closed a non-brokered private placement of 666,000 pre-funded warrants ("PFWs") of the Company at a price of $1.249 per PFW and 974,000 Units of the Company at a price of $1.25 per Unit for aggregate gross proceeds of $2,049,334. Each PFW is exercisable into one Unit at an exercise price of $0.001 per Unit on the date that is the earlier of (a) the date the holder thereof elects to exercise the PFWs and pays the exercise price, and (b) December 2, 2024. Each Unit is comprised of one common share and one common share purchase warrant of the Company. Each warrant is exercisable to acquire one common share of the Company at an exercise price of $1.35 per share until December 2, 2024.

Subsequent to September 30, 2022, an aggregate of 144,000 warrants were exercised for gross proceeds of $253,440.